PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

3. Property and Equipment

Depreciation is expensed using the straight‑line method over the estimated useful lives of the assets as follows:

Asset Classification	Useful Life
Equipment	3‑5 years
Furniture and fixtures	3 years
Computer equipment	3 years
Tooling	3 years
Software	3 years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease

Property and equipment—net consisted of the following at September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020	December 31, 2019
Equipment	$13,502	$13,358
Furniture and fixtures	895	895
Computer equipment	1,089	1,089
Tooling	1,823	1,823
Software	1,235	954
Leasehold improvements	13,870	13,880
Construction in process	845	170
Property and equipment—gross	33,259	32,169
Less: accumulated depreciation	(19,658)	(13,782)
Property and equipment—net	$13,601	$18,387

Depreciation and amortization expense was $5.9 million and $5.3 million for the nine months ended September 30, 2020 and September 30, 2019 respectively.

3. PROPERTY AND EQUIPMENT

Depreciation is expensed using the straight‑line method over the estimated useful lives of the assets as follows:

Asset Classification	Useful Life
Equipment	3‑5 years
Furniture and fixtures	3 years
Computer equipment	3 Years
Tooling	3 Years
Software	3 Years
Leasehold improvements	Shorter of asset’s useful life or remaining life of the lease

Property and equipment—net consisted of the following at December 31, 2019 and 2018 (in thousands):

	Years Ended December 31,
	2019	2018
Equipment	$13,358	$8,306
Furniture and fixtures	895	875
Computer equipment	1,089	1,045
Tooling	1,823	1,303
Software	954	302
Leasehold improvements	13,880	13,357
Construction in process	170	—
Property and equipment—gross	32,169	25,188
Less: accumulated depreciation	(13,782)	(6,191)
Property and equipment—net	$18,387	$18,997

Depreciation and amortization expense was $7.6 million and $4.1 million for the  years ended December 31, 2019 and 2018, respectively.